10. Interests in affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance Sheet:
Total assets	$ 24,947	$ 23,864
Total liabilities	7,191	5,955
Operating results:
Operating profits	(59)	(1,674)	(1,378)
Tianlan
Balance Sheet:
Current assets	57,431	49,064
Non-current assets	9,605	10,322
Total assets	67,036	59,386
Total liabilities	(42,889)	(35,154)
Total shareholders’ equity	24,147	24,232
Operating results:
Net sales	44,543	45,966
Operating profits	616	6,899
Net (loss)/profits	(196)	6,407
Jia Huan
Balance Sheet:
Current assets	17,371	16,645
Non-current assets	5,650	5,402
Total assets	23,021	22,047
Total liabilities	(9,893)	(9,295)
Total shareholders’ equity	13,128	12,752
Operating results:
Net sales	12,631	8,151
Operating profits	74	(903)
Net (loss)/profits	$ 243	$ (749)